CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2019
CASH AND CASH EQUIVALENTS AND SHORT-TERM DEPOSITS [abstract]
Schedule of cash and cash equivalents and short-term deposits
	2018	2019
	RMB’000	RMB’000

Cash at bank and on hand	1,686,253	1,562,334
Term deposits with initial term not more than three months	52,500	-
Cash and cash equivalents	1,738,753	1,562,334
Term deposits with initial term of over three months (a)	109,000	-
	1,847,753	1,562,334

Schedule of cash and cash equivalents and short-term deposits denominated by currency
	2018	2019
	RMB’000	RMB’000

RMB	1,770,091	1,473,434
HKD	77,608	88,892
USD	54	8
	1,847,753	1,562,334